Trade and Other Payables	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Trade And Other Payables [Abstract]
TRADE AND OTHER PAYABLES
Note 7 – TRADE AND OTHER PAYABLES

As of September 30, 2013 and June 30, 2013, trade and other payables consist of the following:

	9/30/2013	6/30/2013
Trade payables	$4,929,669	$4,848,656
Employee benefits	259,155	279,646
Other liabilities	44,811	122,097
Total payables	$5,233,635	$5,250,399

Note 8 – TRADE AND OTHER PAYABLES

As of June 30, 2013 and 2012, trade and other payables consist of the following:

	2013	2012
Trade payables	$4,848,656	$6,337,545
Employee benefits	122,097	55,959
Other liabilities	279,646	204,243
Total payables	$5,250,399	$6,597,747